Short-Term Investments	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
Short-Term Investments	Short-Term Investments
As of December 31, 2023 and 2022, short-term investments were as follows:

(in thousands)	2023	2022

Commercial paper	$81,023	$672,597
Money market deposits	308,675	15,000
Total short-term investments	$389,698	$687,597
Short-term investments are highly liquid deposits and fixed-income securities denominated in U.S. dollars. At December 31,
2023 and 2022, we had $389.7 million and $687.6 million, respectively, of commercial paper and money market deposits due from financial and nonfinancial institutions.
Investments in commercial paper, a marketable debt security, are classified as available for sale investments and are carried at amortized cost, which approximates fair market value. Interest income is calculated and accrued using the effective interest method.
Money market deposits are interest-bearing deposit accounts, valued at cost with interest income accrued as earned. All instruments are classified as current assets in the accompanying balance sheet as they have an original maturity of less than one year. Interest income is determined using the effective interest rate method.